Equity dividends (Tables)	12 Months Ended
Mar. 31, 2018
Equity dividends
Schedule of equity dividends declared and proposed

	2019	2018	2017
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 pence per share, 2016: 7.77 pence per share)	2,729	2,670	2,447
Interim dividend for the year ended 31 March 2019: 4.84 eurocents per share (2018: 4.84 eurocents per share, 2017: 4.74 pence per share)	1,293	1,291	1,262
	4,022	3,961	3,709
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 pence per share)	1,112	2,729	2,670